Business combination and disposal of subsidiaries	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business combination
4.	Business combination and disposal of subsidiaries

Disposal of Shanghai Beifu Culture Communication Co., Ltd. (“Beifu”)

Beifu, a company engaged in the operation of E-commerce, was acquired by the Group in 2015.

In June 2016, the Group disposed of 60% equity interest of Beifu for a total consideration of RMB3,500. After the disposal, the Group retained 10% equity interest of Beifu and accounted for the investment in Beifu as an equity investment as the Group still had significant influence over Beifu. As a result, Beifu ceased to be a subsidiary of the Group. A total loss of RMB23,474 was recognized, which was the difference between (a) the aggregate of the fair value of consideration received, the fair value of the retained non-controlling interests and the carrying amount of non-controlling interests being deconsolidated, amounting to RMB13,236 collectively and (b) the carrying amount of the assets and liabilities being deconsolidated, amounting to RMB36,710. As part of the total loss recognized, the loss related to the remeasurement of the retained non-controlling investment to fair value was RMB3,088.

Disposal of Beijing Huanqiu Xingxue Technology Development Co., Ltd. (“Xingxue”)

Xingxue, a company engaged in online vocational education, was acquired by the Group in 2014.

In December 2016, the Group disposed of 33.86% equity interest of Xingxue for a total consideration of RMB118,500, which was collected in 2017. After the disposal, the Group retained 31.14% equity interest of Xingxue. As a result, Xingxue ceased to be a subsidiary of the Group. A total income of RMB127,434 was recognized, which is the difference between (a) the aggregate of the fair value of consideration received, the fair value of the retained non-controlling interests and the carrying amount of non-controlling interests being deconsolidated, amounting to RMB282,433 collectively and (b) the carrying amount of the assets and liabilities being deconsolidated, amounting to RMB154,999. As part of the total gains recognized, the gain related to the remeasurement of the retained non-controlling investment to fair value was RMB57,791.

Disposal of Beijing Yunke Online Technology Development Co., Ltd. (“Yunke Online”)

Yunke Online, a company engaged in online language education, was acquired by the Group in 2014. In January 2017, the Group disposed of 46% equity interest of Yunke Online. After the disposal, the Group retained 34% equity interest of Yunke Online. As a result, Yunke Online ceased to be a subsidiary of the Group. A total income of RMB37,989 was recognized.